SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
6.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855.

On July 7, 2011, the Company entered into a securities purchase agreement with certain institutional investors, which closed on July 11, 2011, providing for the issuance of 15% original issue discount convertible debentures and warrants for an aggregate purchase price of $1,000,000. The debentures have an aggregate principal amount of $1,176,500, and will become due and payable on July 11, 2012. The debentures may be converted at any time at the option of the investors into shares of common stock at a conversion price of $2.40 per share, after giving effect to full-ratchet anti-dilution adjustment, a 1 for 30 reverse stock split and subject to further adjustment as set forth therein. The debenture bears interest at the rate of 5% per annum increasing to 18% in the event of default. Interest is payable quarterly payable in cash and/or, if certain equity conditions have been met, in shares of our common stock at an interest conversion rate equal to the lesser of $2.40 or 90% of the daily volume weighted average price of our common stock in the 20 trading days prior to the date the quarterly interest payment is due (or the date of delivery of the interest conversion shares if such shares are delivered after the date the quarterly interest payment is due). The warrants are exercisable for an aggregate of 392,170 shares of common stock at the option of the holder for a period of five years at an exercise price of $2.40 per share,  after giving effect to full-ratchet anti-dilution adjustment, a 1 for 30 reverse stock split and subject to further adjustment as set forth therein. The warrants may be exercised on a cashless basis if after the six month anniversary of the closing date there is no effective registration statement registering the shares underlying the warrants.

On July 19, 2011, the Company filed with the Secretary of State of the State of Nevada a Certificate of Change to effect a reverse stock split of all of the outstanding and authorized shares of common stock at a ratio of 1 for 30 and a reverse stock split of the authorized shares of preferred stock at a ratio of 1 for 30. The reverse split became effective on August 11, 2011. All share amounts have been retroactively restated in the financial statements reflecting this reverse split.

On July 29, 2011, the Company  received a purchase order from  a customer in the amount of $850,000 to purchase a large-scale extraction system. On August 5, 2011, the Company received $297,500 or 35% of the purchase order.

On August 4, 2011, the Company agreed to issue 13,333 shares of its common stock in connection with the renewal of its sub-lease. In consideration of the shares to be issued, the sublease shall be renewed for an additional five years ending  August 31, 2016.

As of August 8, 2011, the Company received funds in the amount of $1,389,251 for subscriptions payable to purchase 578,855 shares of common stock at a price of $2.40 per share.

Management concluded there were no other subsequent events or transactions that require recognition or disclosure in the financial statements.

8.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855.

As of January 14, 2011, the Company issued a purchase order to a customer in the amount of $150,000 to purchase a single step oil extraction and electron-flocculation piece of equipment.

As of February 2, 2011, the Company issued 833 shares to purchase shares of common stock for services.

On February 3, 2011, T. Riggs Eckelberry, Chairman of the Board and Chief Executive Officer of OriginOil, Inc. (the "Company"), entered into a pre-arranged stock trading plan (the "Plan") with a broker to sell shares of Company’s common stock owned by him.  The Plan was established under Rule 10b-5-1 of the Securities Exchange Act of 1934, as amended.

As of February 11, 2011, the Company received cash of $1,278,140 for subscription payables  to purchase 532,558 shares of common stock through a private placement.
On March 9, 2011, Adam Meislik resigned from the Board of Directors of OriginOil (the “Company”). To fill the vacancy created by Mr. Meislik’s resignation, the Company appointed Paul Reep to the Board of Directors and also appointed him as the Company’s Senior Vice President of Technology.

On March 18, 2011, the Company granted 8,333 warrants for services exercisable at $6.30 per share having a 5 year term, and a provision for a cashless exercise.
On July 19, 2011, the Company authorized a one-for-thirty (1:30) reverse stock split, which became effective August 11, 2011. All share amounts have been retroactively presented in the financial statements reflecting this reverse split.